Document and Entity Information	Jun. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001585521
Document Type	8-K
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	Zoom Communications, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38865
Entity Tax Identification Number	61-1648780
Entity Address, Address Line One	55 Almaden Boulevard
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	(888)
Local Phone Number	799-9666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	ZM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false